Operating Segments	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Operating Segments

23.Operating Segments:

The Company measures its performance based on a single segment, which is the consolidated level.

a)	Geographical information:

Revenue is attributed to geographical locations based on the origin of customers’ location:

	Years ended
	March 31,	March 31,
	2023	2022
Canada	$8,418,058	$12,447,125
United States	43,378,696	35,330,138
Other countries	818,584	1,019,861
	$52,615,338	$48,797,124

b)	Information about major customers:

During the year ended March 31, 2023, the Company realized revenues amounting to $5,606,705 from one customer accounting for 10.66% of consolidated revenues. During the year ended March 31, 2022, the Company realized revenues amounting to $5,005,000 from one customer accounting for 10.26% of consolidated revenues.

c)	Revenues

The Company derives revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

	Years ended
	March 31,	March 31,
	2023	2022
Nutraceutical products	$15,107,412	$13,622,744
Cannabis and hemp products	2,741,052	7,779,092
Food and beverages products	33,896,353	26,220,519
Innovation products	—	73,473
	$51,744,817	$47,695,828

d)	Geographical information on long-lived assets:

Long-lived assets of the Company are located in the following geographical location:

	March 31,	March 31,
	2023	2022
Canada	$250,921	$20,724,674
United States	1,152,343	723,449
Total property, plant and equipment	$1,403,264	$21,448,123

	March 31,	March 31,
	2023	2022
Canada	$1,607,089	$2,353,054
United States	—	19,301,981
Total intangible assets	$1,607,089	$21,655,035

	March 31,	March 31,
	2023	2022
Canada	$2,426,385	$2,625,851
United States	—	19,542,437
Total goodwill	$2,426,385	$22,168,288